Notes to the Balance Sheet - Summary of Common Stock (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Common Stock [Line Items]
Common Stock	€ 34,231,943	€ 34,231,943
2017 Stock Option Plan [Member]
Common Stock [Line Items]
Weighted-average Price	€ 55.52